UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                 Form 13F-HR/A

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:          September 30, 2009


Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.): [   ]   is a restatement.
                                       [   ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GV Financial Advisors
Address:     1100 Abernathy Road
             Building 500, Suite 500
             Atlanta, GA 30328

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Debbie Powell
Title:   Operations Manager
Phone:   770-295-5756

Signature, Place, and Date of Signing:

/s/ Debbie Powell                 Atlanta, GA
     [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[    ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[    ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:
                                                     (thousands)




List of Other Included Managers:




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
ISSUER                           SYMBOL     CUSIP          VALUE         SH/PRN    INVESTMENT  OTHER      VOTING AUTHORITY
                                                          1,000.00       AMOUNT    DISCRETION   MGRS    SOLE     SHARED  NONE
Ishares Tr Lehman   U S Aggreg   AGG       464287226      2,033,806.00    19,384      Yes        No                       No
IShares Lehman Inter             CIU       464288638         25,875.00       250      Yes        No                       No
Barclays Bk Plc Ipath Index Lk   DJP       06738C778      1,635,330.00    42,410      Yes        No                       No
iShares MSCI Emerging Markets    EEM       464287234      4,064,291.00    104454      Yes        No                       No
Ishares Trust EAFE Index Fund    EFA       464287465     24,792,178.00   453,405      Yes        No                       No
Ishares Trust MSCI Index         EFG       464288885        423,652.00     7,941      Yes        No                       No
Ishares Tr Msci Eafe Value Ind   EFV       464288877        445,251.00     8,698      Yes        No                       No
IShares IBoxx High Yield Cap B   HYG       464288513         23,918.95       277      Yes        No                       No
Ishares Tr Dow Jones US Region   IAT       464288778        205,156.00     9,788      Yes        No                       No
Ishares Comex Gold               IAU       464285105         29,679.00       300      Yes        No                       No
Ishares Tr Cohen & Steers Real   ICF       464287564      2,597,049.00    53,415      Yes        No                       No
Ishares Tr S&P Smallcap          IJR       464287804          2,774.02        53      Yes        No                       No
iShares S&P 500 Barra Value Fu   IVE       464287408        623,136.00    12,173      Yes        No                       No
iShares S&P 500 Barra Growth F   IVW       464287309        277,725.00     5,144      Yes        No                       No
Ishares Tr  Russell Microcap     IWC       464288869        445,095.00    11,277      Yes        No                       No
iShares Russell 1000 Val         IWD       464287598     23,050,090.00   415,392      Yes        No                       No
iShares Russell 1000 Gwt         IWF       464287614     22,065,927.00   476,483      Yes        No                       No
iShares Russell 2000             IWM       464287655        221,975.00     3,685      Yes        No                       No
iShares Russell 2000 Value Ind   IWN       464287630      9,279,404.00   164,441      Yes        No                       No
Ishares Russell 2000 Growth In   IWO       464287481      8,851,413.00   135,301      Yes        No                       No
Ishares Tr Russell Midcap Valu   IWS       464287473        143,451.00     4,050      Yes        No                       No
iShares Russell 3000 Index Fun   IWV       464287689            185.97         3      Yes        No                       No
Ishares Trust USD                IYR       464287739        709,849.00    16,636      Yes        No                       No
Ishares Tr Large Growth Index    JKE       464287119        153,832.00     2,870      Yes        No                       No
Ishares Tr Small Growth Index    JKK       464288604         55,251.00       886      Yes        No                       No
Ishares Tr Small Value Index F   JKL       464288703        250,729.00     3,925      Yes        No                       No
Ishares Tr Kld Select Social     KLD       464288802        152,460.00     3,317      Yes        No                       No
Ishares GS Investop Corp BD      LQD       464287242         26,670.00       250      Yes        No                       No
IShares S&P Natl Muni BD FD      MUB       464288414         74,483.20       704      Yes        No                       No
IShares Barclays Short Trea Bo   SHV       464288679         76,802.43       697      Yes        No                       No
Ishares Tr  1-3 Yr  Treas Inde   SHY       464287457         37,216.43       443      Yes        No                       No
iShares S&P Short Term Nationa   SUB       464288158         74,001.96       698      Yes        No                       No
